COMMON STOCK OPTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Common Stock Options Tables
Common stock option activity

The following is a summary of all common stock option activity during the period ended September 30, 2012:

	Shares Under Options Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2010	4,616,000	$0.47
Options granted	666,584	$0.57
Options forfeited	-
Options exercised	(1,115,000)	$0. 55
Outstanding at December 31, 2011	4,167,584	$0.62
Options granted	976,464	$0.84
Options forfeited	(790,620)	$0.27
Options exercised	-	-
Outstanding at September 30, 2012	4,353,428	$0.66

	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2011	2,876,714	$0.58
Exercisable at September 30, 2012	2,575,678	$0.66

Common stock options outstanding and exercisable

The following represents additional information related to common stock options outstanding and exercisable at September 30, 2012:

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise Price	Number of	Contract Life	Exercise	Number of	Exercise
Price	Shares	in Years	Price	Shares	Price

$0.13	15,000	2.67	$0.13	15,000	$0.13
$0.17	675,000	6.86	$0.17	675,000	$0.17
$0.50	1,402,500	7.82	$0.50	472,500	$0.50
$0.67	318,000	0.25	$0.67	318,000	$0.67
$0.83	376,464	9.66	$0.83	156,464	$0.83
$0.84	600,000	9.99	$0.84	-	$0.84
$0.95	573,000	4.32	$0.95	573,000	$0.95
$1.05	27,750	9.19	$1.05	-	$1.05
$1.17	165,000	5.31	$1.17	165,000	$1.17
$1.33	165,000	6.16	$1.33	165,000	$1.33
$1.40	35,714	8.69	$1.40	35,714	$1.40
	4,353,428	6.96	$0.66	2,575,678	$0.66